Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions					12 Months Ended
	Jun. 18, 2019	Apr. 26, 2018	Oct. 30, 2017	Apr. 27, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Class of Stock [Line Items]
Amounts available for distributions					¥ 1,297,560	¥ 1,209,861	¥ 1,311,894
Dividends on common stock per share					¥ 20.0	¥ 6.0	¥ 20.0
Cancellation of treasury stock						150,000,000	179,000,000
Repurchased shares of common stock					299,381,781	100,020,867	170,027,391
Minimum tradable quantity of share lot					100
Board of directors meeting held on April 27, 2017 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase				100,000,000
Total value of shares authorized for repurchase				¥ 80,000
Repurchased shares of common stock				100,000,000
Repurchased shares of common stock at cost				¥ 62,349
Board of directors meeting held on April 27, 2017 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date				May 17, 2017
Board of directors meeting held on April 27, 2017 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date				Mar. 30, 2018
Board of directors meeting held on October 30, 2017 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase			70,000,000
Total value of shares authorized for repurchase			¥ 50,000
Repurchased shares of common stock			70,000,000
Repurchased shares of common stock at cost			¥ 46,729
Board of directors meeting held on October 30, 2017 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			Nov. 15, 2017
Board of directors meeting held on October 30, 2017 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Mar. 30, 2018
Board of directors meeting held on April 26, 2018 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase		100,000,000
Total value of shares authorized for repurchase		¥ 70,000
Repurchased shares of common stock		100,000,000
Repurchased shares of common stock at cost		¥ 51,703
Board of directors meeting held on April 26, 2018 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		May 16, 2018
Board of directors meeting held on April 26, 2018 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Mar. 29, 2019
Board of directors meeting held on June 18, 2019 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase	300,000,000
Total value of shares authorized for repurchase	¥ 150,000
Repurchased shares of common stock	299,362,300
Repurchased shares of common stock at cost	¥ 150,000
Board of directors meeting held on June 18, 2019 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	Jun. 19, 2019
Board of directors meeting held on June 18, 2019 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date	Mar. 31, 2020